Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Loss on fair value changes for the contingent consideration payables	¥ 78,400	¥ 5,200	¥ 31,500
Recurring
Assets
Short-term investments	538,816	1,769,822
Liabilities
Contingent consideration payables for acquisitions (current)		20,741
Contingent consideration payables for acquisitions (non-current)		112,902
Recurring | Level 2
Assets
Short-term investments	¥ 538,816	1,769,822
Recurring | Level 3
Liabilities
Contingent consideration payables for acquisitions (current)		20,741
Contingent consideration payables for acquisitions (non-current)		¥ 112,902